ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR DOUBTFUL ACCOUNTS
NOTE 6.    ALLOWANCE FOR DOUBTFUL ACCOUNTS
The table below presents a rollforward of our allowance for doubtful accounts for the years ended December 31, 2011, 2010 and 2009:

		Additions
	Balance at Beginning of Period	Charged to Expense	Charged to Other Accounts	Deductions	Balance at End of Period
	(in thousands)
As of December 31, 2011	$7,717	$2,559	$519	$(2,782)	$8,013
As of December 31, 2010	5,380	3,833	896	(2,392)	7,717
As of December 31, 2009	11,336	3,295	—	(9,251)	5,380